Kayne Anderson NextGen Energy & Infrastructure, Inc.

Articles Supplementary

Series I Floating Rate Mandatory Redeemable Preferred Shares

Kayne Anderson NextGen Energy & Infrastructure, Inc. (the “Company”), a Maryland corporation, certifies to the State Department of Assessments and Taxation of Maryland that:

First: Under a power contained in Article V of the charter of the Company (which, as restated, amended or supplemented from time to time, together with these Articles Supplementary, is referred to herein as the “Charter”), the Board of Directors by duly adopted resolutions classified and designated 800,000 shares of authorized but unissued Common Stock (as defined in the Charter) as shares of a new series of Preferred Stock (as defined in the Charter) designated as Series I Floating Rate Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share, with the following preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, which, upon any restatement of the Charter, shall become part of Article V of the Charter, with any necessary or appropriate renumbering or relettering of the sections or subsections hereof.

MRP Shares

Designation

Preferred Shares: 800,000 shares of Common Stock are classified and designated as Series I Floating Rate Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share (the “MRP Shares”).

The initial Dividend Period for the MRP Shares shall be the period from and including the Original Issue Date thereof to and including May 31, 2021. Each MRP Share will have a dividend rate equal to the Applicable Rate from time to time; and, for the avoidance of doubt, will be subject to adjustment pursuant to Section 2(c) hereof. Each MRP Share shall have such other preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law or set forth in the Charter applicable to shares of Preferred Stock, as are set forth herein. The MRP Shares shall constitute a separate series of Preferred Shares.

Subject to the provisions of Section 3(i) and Section 6 hereof, the Board of Directors of the Company may, in the future, authorize the issuance of additional Preferred Shares with the same preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption and other terms herein described, except that the initial Dividend Period, the Applicable Rate for the initial Dividend Period and the initial

Dividend Payment Date shall be as set forth in the Articles Supplementary relating to such additional Preferred Shares.

As used herein, capitalized terms not otherwise defined herein shall have the meanings provided in Section 12 hereof.

Section 1. Number of Shares; Ranking.

(a) The number of authorized MRP Shares is 800,000 shares. No fractional MRP Shares shall be issued.

(b) Any MRP Shares which at any time have been redeemed or purchased by the Company shall, after redemption or purchase, be returned to the status of authorized but unissued Common Stock of the Company, until reclassified by the Board of Directors.

(c) The MRP Shares shall rank on a parity with shares of any other class or series of Preferred Shares as to the payment of dividends to which the shares are entitled and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company.

(d) No Holder of MRP Shares shall have, solely by reason of being a Holder, any preemptive right, or, unless otherwise determined by the Board of Directors, other right to acquire, purchase or subscribe for any MRP Shares, Common Shares or other securities of the Company which it may hereafter issue or sell.

(e) No Holder of MRP Shares shall be entitled to exercise the rights of an objecting stockholder under Title 3, Subtitle 2 of the Maryland General Corporation Law (the “MGCL”) or any successor provision, except that each such Holder shall be entitled to exercise such rights if and so long as any of the holders of Common Shares or Preferred Shares is entitled to exercise such rights.

Section 2. Dividends.

(a) The Holders of MRP Shares shall be entitled to receive quarterly cumulative cash dividends, when, as and if authorized by the Board of Directors and declared by the Company, out of funds legally available therefor, at the rate per annum equal to the Applicable Rate (or the Default Rate), and no more, payable on the respective dates determined as set forth in paragraph (b) of this Section 2. Dividends on Outstanding MRP Shares shall accumulate from and including the Original Issue Date.

(b) (i) Dividends shall be payable quarterly when, as and if authorized by the Board of Directors and declared by the Company beginning on the initial Dividend Payment Date, on MRP Shares, and with respect to any Dividend Period thereafter on the first (1st) Business Day following each Quarterly Dividend Date.

(ii) Except as otherwise set forth herein, the Company shall pay an aggregate amount of federal funds or similar same-day funds, equal to the dividends to be paid to all Holders of such shares on each Dividend Payment Date in accordance with Section 14 of the Securities Purchase Agreement. The Company shall not be required to establish any reserves for the payment of dividends.

(iii) Each dividend on MRP Shares shall be paid on the Dividend Payment Date therefor to the Holders as their names appear on the share ledger or share records of the Company at the close of business on the fifth (5th) day prior to the Quarterly Dividend Date (or if such day is not a Business Day, the next preceding Business Day). Dividends in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders as their names appear on the share ledger or share records of the Company at the close of business on a date, not exceeding 5 days preceding the payment date thereof, as may be fixed by the Board of Directors. No interest will be payable in respect of any dividend payment or payments which may be in arrears.

(c) (i) So long as the MRP Shares are rated by an NRSRO on any date no less than the equivalent of “A” by Fitch (and no less than an equivalent of such rating by each NRSRO), the dividend rate on such Outstanding MRP Shares (the “Dividend Rate”) shall be the Applicable Rate. If the lowest credit rating assigned on any date to the MRP Shares by any NRSRO is equal to the equivalent of one of the ratings set forth in the table below, the Dividend Rate for the MRP Shares shall be adjusted by adding the respective enhanced dividend amount (which shall not be cumulative) set opposite such equivalent rating to the Applicable Rate.

Fitch Equivalent	Enhanced Dividend Amount
“A-”	0.5%
“BBB+” to “BBB-”	2.0%
“BB+” or below	4.0%

The Company shall, at all times, use its reasonable best efforts to cause at least one NRSRO to maintain a current rating on the MRP Shares. If, notwithstanding the foregoing requirements of this Section 2(c)(i), no NRSRO is rating the Outstanding MRP Shares, the Dividend Rate (so long as no such rating exists) on the Outstanding MRP Shares shall be equal to the Applicable Rate plus 4.0% unless the Dividend Rate is the Default Rate, in which case the Dividend Rate shall remain the Default Rate.

(ii) Subject to the cure provisions below, a “Default Period” will commence on any Dividend Payment Date or any date on which the Company would be required to redeem any MRP Shares regardless of whether any of the conditions of the Special Proviso in Section 3(a)(iv) were applicable, if the Company either fails to pay directly in accordance with Section 14 of the Securities Purchase Agreement or, in the case of clause (B) below, fails to deposit irrevocably in trust in federal funds or similar immediately available funds, with the Paying Agent by 1:00 pm, New York City time, (A) the full amount of any dividend payable on the Dividend Payment Date (a “Dividend Default”) or (B) the full amount of any redemption price payable with respect to any redemption required hereunder regardless of whether any of the conditions of the Special Proviso exists (the “Redemption Date”) (a “Redemption Default,” and together with a Dividend Default, is hereinafter referred to as “Default”). Subject to the cure provisions of Section 2(c)(iii) below, a Default Period with respect to a Dividend Default or a Redemption Default shall end on the Business Day on which, by 12:00 noon, New York City time, all unpaid dividends and any unpaid redemption price shall have been directly paid in accordance with Section 14 of the Securities Purchase Agreement. In the case of a Default, the Dividend Rate for each day during the Default Period will be equal to the Default Rate.

(iii) No Default Period with respect to a Dividend Default or Redemption Default (if such default is not solely due to the willful failure of the Company) shall be deemed to commence if the amount of any dividend or any redemption price due is paid in accordance with Section 14 of the Securities Purchase Agreement within three Business Days (the “Default Rate Cure Period”) after the applicable Dividend Payment Date or Redemption Date, together with an amount equal to the Default Rate applied to the amount of such non-payment based on the actual number of days within the Default Rate Cure Period divided by 360.

(iv) The amount of dividends per share payable on each Dividend Payment Date of each Dividend Period (including the first Dividend Period) shall be computed by multiplying the Applicable Rate (or the Default Rate) for such Dividend Period by a fraction, the numerator of which shall be 90 and the denominator of which shall be 360, multiplying the amount so obtained by the liquidation preference per MRP Share, and rounding the amount so obtained to the nearest cent. Dividends payable on any MRP Shares for any period of less than a full quarterly Dividend Period, including upon any redemption of such shares on any date other than on a Dividend Payment Date, shall be computed by multiplying the Applicable Rate (or the Default Rate) for such period by a fraction, the numerator of which shall be the actual number of days in such period and the denominator of which shall be 360, multiplying the amount so obtained by the liquidation preference per MRP Share, and rounding the amount so obtained to the nearest cent.

(d) Any dividend payment made on MRP Shares shall first be credited against the earliest accumulated but unpaid dividends due with respect to such MRP Shares.

(e) For so long as the MRP Shares are Outstanding, except as contemplated herein, the Company will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of capital stock, if any, ranking junior to the MRP Shares as to dividends or upon liquidation) with respect to Common Shares or any other shares of the Company ranking junior to or on a parity with the MRP Shares as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Company ranking junior to the MRP Shares as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Company ranking junior to or on a parity with the MRP Shares as to dividends and upon liquidation), unless (1) immediately after such transaction the MRP Shares Asset Coverage would be achieved and the Company would satisfy the MRP Shares Basic Maintenance Amount, (2) full cumulative dividends on the MRP Shares due on or prior to the date of the transaction have been declared and paid, and (3) the Company has redeemed the full number of MRP Shares required to be redeemed by any provision for mandatory redemption contained in Section 3(a) (without regard to the provisions of the Special Proviso).

       (f)       Notices related to Dividend Rate. For each Dividend Period, subject to Section 2(g) below, the Applicable Rate applicable to the MRP Shares shall be determined by or on behalf of the Company on the Applicable Rate Determination Date, and notice of the Applicable Rate shall be given by or on behalf of the Company to the holders of such MRP Shares on such day, together with a copy of the relevant screen used for the determination of LIBOR (if determined with reference to the Screen Rate), a calculation of the Applicable Rate for such Dividend Period in reasonable detail, the number of days in such Dividend Period, the date on which dividends for such Dividend Period will be paid and the amount of dividends expected to be paid to each holder of MRP Shares on such date. In the event that the Floating Rate Required Holders do not concur with any such determination by the Company, within 10 Business Days after receipt by the holders of a notice delivered by the Company pursuant to the immediately preceding sentence, such holders shall provide notice to the Company, together with a copy of the relevant screen used for the determination of LIBOR (if determined with reference LIBOR to the Screen Rate), a calculation of the Adjusted LIBOR Rate for such Dividend Period in reasonable detail, the number of days in such Dividend Period, the date on which dividends for such Dividend Period will be paid and the amount of dividends to be paid to each holder of MRP Shares on such date, and any such determination made in accordance with the provisions of this Agreement by the Floating Rate Required Holders shall be binding upon the Company absent manifest error.

For purposes of this Section, “Applicable Rate Determination Date” means, with respect to any Dividend Period, the day that is two Business Days preceding the first day of such Dividend Period except it shall be the day that is three Business Days preceding the first date of the first Dividend Period.

(g)       Benchmark Replacement for MRP Shares.

(i) Benchmark. Notwithstanding anything to the contrary herein, if a Benchmark Transition Event or an Early Opt-in Election, as applicable, and its related Benchmark Replacement Date have occurred prior to the Reference Time in respect of any setting of the then-current Benchmark, then, (x) if a Benchmark Replacement is determined in accordance with clause (2) or (3) of the definition of “Benchmark Replacement” for such Benchmark Replacement Date, such Benchmark Replacement will replace such Benchmark for all purposes hereunder in respect of such Benchmark setting and subsequent Benchmark settings without any amendment to, or further action or consent of any other party to, this Agreement and (y) if a Benchmark Replacement is determined in accordance with clause (1) of the definition of “Benchmark Replacement” for such Benchmark Replacement Date, such Benchmark Replacement will replace such Benchmark for all purposes hereunder in respect of any Benchmark setting at or after 5:00 p.m. (New York City time) on the fifth (5th) Business Day after the date notice of such Benchmark Replacement is provided to the applicable parties hereto without any amendment to this Agreement, or further action or consent of any parties hereto other than the Floating Rate Required Holders and the Company.

(ii) Benchmark Replacement Conforming Changes. In connection with the implementation of a Benchmark Replacement, the Floating Rate Required Holders, with the consent of the Company, will have the right to make Benchmark Replacement Conforming Changes from time to time and, notwithstanding anything to the contrary herein, any amendments implementing such

Benchmark Replacement Conforming Changes will become effective without any further action or consent of the other parties hereto (other than the consent of the Company).

(iii) Notices; Standards for Decisions and Determinations. The Floating Rate Required Holders will promptly notify the Company and other parties hereto of (i) any occurrence of a Benchmark Transition Event or an Early Opt-in Election, as applicable, and its related Benchmark Replacement Date, (ii) the implementation of any Benchmark Replacement, (iii) the effectiveness of any Benchmark Replacement Conforming Changes, and (iv) the commencement or conclusion of any Benchmark Unavailability Period. Any determination, decision or election that may be made by the Floating Rate Required Holders (with the consent or agreement of the Company, if applicable) pursuant to this Section 2(g)(iii), including any determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action or any selection, will be conclusive and binding absent manifest error and may be made in their sole discretion and without consent from the other parties hereto (other than the consent of the Company otherwise required by this Section 2(g)).

(iv) Benchmark Unavailability Period. Upon the Company’s receipt of notice of the commencement of a Benchmark Unavailability Period, the Company may revoke any request for a continuation of MRP Shares at the Applicable Rate based on LIBOR to be continued during any Benchmark Unavailability Period and, failing that, the Company will be deemed to have converted any such request into a request for conversion to Floating Rate ABR MRP Shares.

(v) Further Changes. In the event that a Benchmark Replacement is implemented as set forth above at a time that Term SOFR is unavailable, at the request of the Company, the Floating Rate Required Holders and the Company may make further changes to this Agreement to implement Term SOFR as the Benchmark Replacement, effective following the immediately succeeding Dividend Payment Date after such changes are agreed to. Additionally, the Company may object to any changes to this Agreement that would cause an adverse tax consequence to the Company as a result of such changes and, in that case, the Floating Rate Required Holders and the Company shall negotiate in good faith to adjust the changes to eliminate such tax consequence if feasible.

Section 3. Redemption.

(a) (i) The Company may, at its option, redeem in whole or in part out of funds legally available therefor, MRP Shares at any time and from time to time, upon not less than 20 days nor more than 40 days’ notice as provided below, at the sum of (A) the MRP Liquidation Preference Amount (as defined herein) plus accumulated but unpaid dividends and distributions on the MRP Shares (whether or not earned or declared by the Company, but excluding interest thereon), to, but excluding, the date fixed for redemption, plus (B) the Early Redemption Premium (which in no event shall be less than zero), if any. Notwithstanding the foregoing, the Company shall not give a notice of or effect any redemption pursuant to this Section 3(a)(i) unless (in the case of any partial redemption of MRP Shares), on the date on which the Company intends to give such notice and on the date of redemption, the Company would satisfy the MRP Shares Basic Maintenance

Amount and the MRP Shares Asset Coverage is greater than or equal to 225% immediately subsequent to such redemption, if such redemption were to occur on such date.

(ii) [Intentionally Omitted].

(iii) If the Company (i) fails to maintain on any Valuation Date, the MRP Shares Asset Coverage or the MRP Shares Basic Maintenance Amount (any such day, an “Asset Coverage Cure Date”) or (ii) is not in compliance with the Level 3 Asset Test on the date of entering into an agreement to make an Investment in any Level 3 Asset immediately after giving effect to such Investment on a pro forma basis (any such day, a “Level 3 Asset Cure Date”), the Company shall, subject to Section 3(a)(iv), redeem the MRP Shares at the MRP Liquidation Preference Amount plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Company, but excluding interest thereon) to, but excluding, the date fixed for redemption, plus a redemption amount equal to the sum of the lesser of (x) 1% of the MRP Liquidation Preference Amount plus the Floating Rate Breakage Amount, if any or (y) the Early Redemption Premium. The number of MRP Shares to be redeemed upon the Company’s failure to maintain the MRP Shares Asset Coverage or the MRP Shares Basic Maintenance Amount on any Valuation Date will be equal to the product of (A) the quotient of the number of Outstanding MRP Shares divided by the aggregate number of outstanding Preferred Shares of the Company (including the MRP Shares) which have an asset coverage test greater than or equal to 225% times (B) the minimum number of outstanding Preferred Shares of the Company (including the MRP Shares) the redemption of which would result in the Company satisfying the MRP Shares Asset Coverage and MRP Shares Basic Maintenance Amount as of a date that is no more than 30 days after an Asset Coverage Cure Date (provided that, if there is no such number of MRP Shares the redemption of which would have such result, the Company shall, subject to Section 3(a)(iv), redeem all MRP Shares then Outstanding). For the purpose of measuring compliance with the Level 3 Asset Test, the value of the proposed Investment shall be the value of such Investment calculated as of the date of the agreement to make such Investment, and the value of all other assets on any date of determination shall be the value thereof calculated as of the Business Day immediately prior to the date of the agreement to make such proposed Investment. In the event that the Company is not in compliance with the Level 3 Asset Test on the date of making an Investment in any Level 3 Asset, the Company shall redeem all MRP Shares then outstanding. Notwithstanding the foregoing, if the Company (i) satisfies the MRP Shares Asset Coverage and MRP Shares Basic Maintenance Amount as of a date that is no more than 30 days after an Asset Coverage Cure Date before taking into account any redemptions of Preferred Shares or (ii) regains compliance with the Level 3 Asset Test as of a date that is no more than 30 days after a Level 3 Asset Cure Date, the Company shall not be obligated to redeem any Preferred Shares under this Section 3(a)(iii). The asset coverage in respect of the MRP Shares provided for in this Section 3(a)(iii) shall be determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination.

(iv) In determining the MRP Shares to be redeemed in accordance with the foregoing Section 3(a) in the case of a partial redemption, the Company shall allocate the number of shares to be redeemed pursuant to this Section 3 pro rata among the Holders of MRP Shares in proportion to the number of shares they hold. The Company shall effect any redemption pursuant to subparagraph (a)(iii) of this Section 3 no later than 40 calendar days after the Asset Coverage Cure

Date or the Level 3 Asset Cure Date, as the case may be (a “Mandatory Redemption Date”), provided, that if (1) the Company does not have funds legally available for the redemption of, or (2) is not permitted under the JPMorgan Credit Agreement, any agreement or instrument consented to by the holders of a 1940 Act Majority of the Outstanding Preferred Shares pursuant to Section 4(f)(iii) or the note purchase agreements relating to the Kayne Notes to redeem or (3) is not otherwise legally permitted to redeem, the number of MRP Shares which would be required to be redeemed by the Company under subparagraph (a)(iii) of this Section 3 if sufficient funds were available, together with shares of other Preferred Shares which are subject to mandatory redemption under provisions similar to those contained in this Section 3 (the foregoing provisions of clauses (1), (2) and (3) of this proviso being referred to as the “Special Proviso”), the Company shall redeem those MRP Shares, and other Preferred Shares which it was unable to redeem, on the earliest practicable date on which the Company will have such funds available and is otherwise not prohibited from redeeming pursuant to any of the JPMorgan Credit Agreement, or the note purchase agreements relating to the Kayne Notes or other applicable laws, upon notice pursuant to Section 3(b) to record owners of the MRP Shares to be redeemed and the Paying Agent. At the Company’s election, the Company either will make a direct payment to the Holders of the MRP Shares or deposit with the Paying Agent funds sufficient to redeem the specified number of MRP Shares with respect to a redemption required under subparagraph (a)(iii) of this Section 3, by 1:00 p.m., New York City time, on or prior to the Mandatory Redemption Date.

(v) The Company shall redeem all Outstanding MRP Shares on the Term Redemption Date at the MRP Liquidation Preference Amount plus Floating Rate Breakage Amount, if any, plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Company, but excluding interest thereon), to, but excluding, the Term Redemption Date.

(b) In the event of a redemption pursuant to Section 3(a), the Company will, if required by law or regulation, file a notice of its intention to redeem with the Commission under Rule 23c-2 under the 1940 Act or any successor provision to the extent applicable. In addition, the Company shall deliver a notice of redemption (the “Notice of Redemption”) containing the information set forth below to the Paying Agent and the Holders of MRP Shares to be redeemed not less than 20 days (in the case of Section 3 (a)(i)), 12 days (in the case of Section 3(a)(ii)), or 3 Business Days (in the case of Section 3(a)(iii)) and not more than 40 days prior to the applicable redemption date. Subject to the provisions of the Securities Purchase Agreement regarding notices to the Holders, the Notice of Redemption will be addressed to the Holders of MRP Shares at their addresses appearing on the share records of the Company. Such Notice of Redemption will set forth (1) the date fixed for redemption, (2) the number and identity of MRP Shares to be redeemed, (3) the redemption price (specifying the amount of accumulated dividends to be included therein and the Early Redemption Premium then applicable, or the redemption premium, if any), (4) that dividends on the shares to be redeemed will cease to accumulate on such date fixed for redemption (so long as redeemed), and (5) the provision of these terms of the MRP Shares under which redemption shall be made. No defect in the Notice of Redemption or in the transmittal or mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law.

(c) Notwithstanding the provisions of paragraph (a) of this Section 3, but subject to Section 5(b), no MRP Shares may be redeemed unless all dividends in arrears on the Outstanding

MRP Shares and all shares of capital stock of the Company ranking on a parity with the MRP Shares with respect to payment of dividends or upon liquidation have been or are being contemporaneously paid or set aside for payment; provided, however, that the foregoing shall not prevent the purchase or acquisition by the Company of all Outstanding MRP Shares pursuant to the successful completion of an otherwise lawful purchase or exchange offer made on the same terms to, and accepted by, Holders of all Outstanding MRP Shares.

(d) Upon payment in accordance with Section 14 of the Securities Purchase Agreement on or prior to the date fixed for redemption and the giving of the Notice of Redemption to the Paying Agent and the Holders of the MRP Shares under paragraph (b) of this Section 3, dividends on such shares shall cease to accumulate and such shares shall no longer be deemed to be Outstanding for any purpose (including, without limitation, for purposes of calculating whether the Company has maintained the MRP Shares Asset Coverage or met the MRP Shares Basic Maintenance Amount), and all rights of the Holder of the shares so called for redemption shall cease and terminate, except the right of such Holder to receive the redemption price specified herein, but without any interest or other additional amount. To the extent that the purchase price required to effect such redemption is paid pursuant to Section 14.3 of the Securities Purchase Agreement, such redemption price shall be paid by the Paying Agent to the Holders and, upon written request, the Company shall be entitled to receive from the Paying Agent, promptly after the date fixed for redemption, any cash deposited with the Paying Agent in excess of (1) the aggregate redemption price of the MRP Shares called for redemption on such date and (2) such other amounts, if any, to which Holders of MRP Shares called for redemption may be entitled. Notwithstanding any provision of the Securities Purchase Agreement, any funds so deposited that are unclaimed at the end of two years from such redemption date shall, to the extent permitted by law, be paid to the Company upon its written request, after which time the Holders so called for redemption may look only to the Company for payment of the redemption price and all other amounts, if any, to which they may be entitled.

(e) To the extent that any redemption for which a Notice of Redemption has been given is not made by reason of the Special Proviso, such redemption shall be made as soon as practicable to the extent such funds become legally available or such redemption is no longer otherwise prohibited. Failure to redeem MRP Shares shall be deemed to exist when the Company shall have failed, for any reason whatsoever, to pay in accordance with Section 14 of the Securities Purchase Agreement the redemption price with respect to any shares for which such Notice of Redemption has been given in accordance with Sections 3(a) and 3(b) hereof. Notwithstanding the fact that the Company may not have redeemed MRP Shares for which a Notice of Redemption has been given, dividends may be declared and paid on MRP Shares and shall include those MRP Shares for which Notice of Redemption has been given but for which deposit of funds has not been made.

(f) All moneys paid to the Paying Agent pursuant to Section 14 of the Securities Purchase Agreement for payment of the redemption price of MRP Shares called for redemption shall be held in trust by the Paying Agent for the benefit of Holders of MRP Shares to be redeemed.

(g) Except for the provisions described above, nothing contained in these terms of the MRP Shares limits any right of the Company to purchase or otherwise acquire any MRP Shares at any price, whether higher or lower than the price that would be paid in connection with an optional or mandatory redemption, so long as, at the time of any such purchase, (1) there is no arrearage in the payment of dividends on, or the mandatory or optional redemption price with respect to, any MRP Shares for which Notice of Redemption has been given, (2) the Company is in compliance with the MRP Shares Asset Coverage and MRP Shares Basic Maintenance Amount after giving effect to such purchase or acquisition on the date thereof and (3) an offer to purchase or otherwise acquire any MRP Shares is made by the Company pro rata to the Holders of all of the MRP Shares at the time outstanding upon the same terms and conditions with respect to MRP Shares. If fewer than all the Outstanding MRP Shares are redeemed or otherwise acquired by the Company, the Company shall give notice of such transaction to the Paying Agent to the extent that the purchase price required to effect such redemption is paid pursuant to Section 14.3 of the Securities Purchase Agreement, in accordance with the procedures agreed upon by the Board of Directors.

(h) In the case of any redemption pursuant to this Section 3, only whole MRP Shares shall be redeemed, and in the event that any provision of the Charter would require redemption of a fractional share, the Company or the Paying Agent, as applicable, shall be authorized to round up so that only whole shares are redeemed.

(i) Notwithstanding anything herein to the contrary, the Board of Directors may authorize, create or issue any class or series of shares of capital stock, including other series of mandatory redeemable preferred shares, ranking on a parity with the MRP Shares with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company (“Parity Shares”), to the extent permitted by the 1940 Act, if, (i) upon issuance, the Company would meet the MRP Shares Asset Coverage and the MRP Shares Basic Maintenance Amount and (ii) in the event the holders of such Parity Shares have the benefit of any rights substantially similar to Sections 2(e), 3(a)(iii), 4(f)(iv) or 4(l) which are additional to or more beneficial than the rights of the Holders of the MRP Shares under such sections, these Articles Supplementary shall be deemed to include such additional or more beneficial rights for the benefit of the Holders of the MRP Shares. Such rights incorporated herein shall be terminated when and if terminated with respect to such other Parity Shares and shall be deemed amended or modified concurrently with any amendment or modification of such other Parity Shares but, in no event, shall any such termination, amendment or modification affect the remaining rights of the Holders of the MRP Shares).

Section 4. Voting Rights.

(a) Except for matters which do not require the vote of Holders of MRP Shares under the 1940 Act and except as otherwise provided in the Charter or Bylaws, herein or as otherwise required by applicable law, (1) each Holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of stockholders of the Company, and (2) the holders of Outstanding Preferred Shares and Common Shares shall vote together as a single class on all matters submitted to stockholders; provided, however, that the holders of Outstanding Preferred Shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of stock of the Company, to elect two Directors of the Company at all times. Subject to the foregoing rights of the Holders of the MRP Shares, the identity and class (if the Board of Directors is then classified) of the nominees for such Directors may be fixed by the Board of

Directors. Subject to paragraph (b) of this Section 4, the holders of Outstanding Common Shares and Preferred Shares, voting together as a single class, shall elect the balance of the Directors.

(b) During any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a “Voting Period”), the number of Directors constituting the Board of Directors shall automatically increase by the smallest number that, when added to the two Directors elected exclusively by the holders of Preferred Shares would constitute a majority of the Board of Directors as so increased by such smallest number; and the holders of Preferred Shares shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the holders of all other securities and classes of shares of the Company), to elect such smallest number of additional Directors, together with the two Directors that such holders are in any event entitled to elect. A Voting Period shall commence:

(i) if at the close of business on any Dividend Payment Date accumulated dividends (whether or not earned or declared) on Preferred Shares equal to at least two full years’ dividends shall be due and unpaid; or

(ii) if at any time holders of any Preferred Shares are entitled under the 1940 Act to elect a majority of the Directors of the Company.

If a Voting Period has commenced pursuant to Section 4(b)(i), the Voting Period shall not end until all such accumulated dividends are paid to the holders of Preferred Shares or have been otherwise provided for in a manner approved by the holders of the Preferred Shares. Upon the termination of a Voting Period, the voting rights described in this paragraph (b) of Section 4 shall cease, subject always, however, to the revesting of such voting rights in the holders of Preferred Shares upon the further occurrence of any of the events described in this paragraph (b) of Section 4.

(c) As soon as practicable after the accrual of any right of the holders of Preferred Shares to elect additional Directors as described in paragraph (b) of this Section 4, the Company shall call a special meeting of such holders, and mail a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of mailing of such notice. If the Company fails to send such notice or if a special meeting is not called at the expense of the Company, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth Business Day preceding the day on which such notice is mailed. At any such special meeting and at each meeting of holders of Preferred Shares held during a Voting Period at which Directors are to be elected, a majority of such holders, voting as a separate class (to the exclusion of the holders of all other securities and classes of capital stock of the Company), shall be entitled to elect the number of Directors prescribed in paragraph (b) of this Section 4 on a one-vote-per-share basis.

(d) The terms of office of all persons who are Directors of the Company at the time of a special meeting of Holders of the MRP Shares and holders of other Preferred Shares to elect Directors shall continue, notwithstanding the election at such meeting by the Holders of the MRP Shares and such holders of other Preferred Shares of the number of Directors that they are entitled to elect, and the persons so elected by such holders, together with the two incumbent Directors elected by such holders and the remaining incumbent Directors, shall constitute the duly elected Directors of the Company.

(e) Simultaneously with the termination of a Voting Period, the terms of office of the additional Directors elected by the Holders of the MRP Shares and holders of other Preferred Shares pursuant to paragraph (b) of this Section 4 shall terminate, the number of Directors constituting the Board of Directors shall decrease accordingly, the remaining Directors shall constitute the Directors of the Company and the voting rights of such holders to elect additional Directors pursuant to paragraph (b) of this Section 4 shall cease, subject to the provisions of the last sentence of paragraph (b) of this Section 4.

(f) So long as any of the Preferred Shares are Outstanding, the Company will not, without the affirmative vote of the holders of a majority of the outstanding Preferred Shares determined with reference to a “majority of outstanding voting securities” as that term is defined in Section 2(a)(42) of the 1940 Act (a “1940 Act Majority”), voting as a separate class:

(i) amend, alter or repeal (including by merger, consolidation or otherwise) any of the preferences, rights or powers of such class of Preferred Shares so as to adversely affect such preferences, rights or powers and will not amend any provision of the Charter or Bylaws in a manner which would restrict or limit the ability of the Company to comply with the terms and provisions of the Securities Purchase Agreement;

(ii) amend alter or repeal (including by merger, consolidation or otherwise) any of the provisions of the Charter or Bylaws if such amendment, alteration or repeal would adversely affect any privilege, preference, right or power of the MRP Shares or the Holders thereof;

(iii) enter into, become a party to, be bound by or adopt or allow to exist any agreement or instrument or any evidence of indebtedness which contains restrictive covenants intended to limit the right of the Company to make dividends, distributions, redemptions or repurchases of Preferred Shares (each a “Restricted Payment Covenant”) which are more restrictive than the most restrictive of the provisions of Sections 10.4(b) or (c) of the Note Purchase Agreement dated as of March 22, 2012 (as amended prior to the date hereof), Sections 10.4(b) or (c) of the Note Purchase Agreement dated as of May 1, 2013 (as amended prior to the date hereof), Sections 10.4(b) or (c) of the Note Purchase Agreement dated as of April 16, 2013 (as amended prior to the date hereof), or Section 6.6 of the JPMorgan Credit Agreement, in each case, as such Note Purchase Agreement and the JPMorgan Credit Agreement are in effect on May 11, 2021 (other than Restricted Payment Covenants that are more restrictive as a result of (1) a change in the laws or regulations or the Rating Agency Guidelines to which the Company is subject or (2) dividends, distributions, redemptions or repurchases of Preferred Shares being blocked or restricted as a result of the occurrence of any default or event of default as such terms are defined under any such agreement or instrument). For the avoidance of doubt, an amendment to, or adoption of, a covenant (other than a Restricted Payment Covenant) in any instrument or agreement evidencing indebtedness of the Company (including, without limitation the Note Purchase Agreement dated as of March 22, 2012 (as amended prior to the date hereof), the Note Purchase Agreement dated as of May 1, 2013 (as amended prior to the date hereof), the Note Purchase Agreement dated as of April 16, 2013 (as amended prior to the date hereof), and the JPMorgan Credit Agreement) shall not require the affirmative vote of a 1940 Act Majority of the Holders of the Preferred Shares pursuant to this Section 4(f)(iii);

(iv) create, authorize or issue shares of any class of capital stock ranking on a parity with the Preferred Shares with respect to the payment of dividends or the distribution of assets, or any securities convertible into, or warrants, options or similar rights to purchase, acquire or receive, such shares of capital stock ranking on a parity with the Preferred Shares or reclassify any authorized shares of capital stock of the Company into any shares ranking on a parity with the Preferred Shares (except that, notwithstanding the foregoing, but subject to the provision of Section 3(i), the Board of Directors, without the vote or consent of the holders of the Preferred Shares may from time to time authorize, create and classify, and the Company, to the extent permitted by the 1940 Act, may from time to time issue, shares or series of Preferred Shares, including other series of Mandatory Redeemable Preferred Shares, ranking on a parity with the MRP Shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company, and may authorize, reclassify and/or issue any additional MRP Shares, including shares previously purchased or redeemed by the Company, subject to (i) continuing compliance by the Company with MRP Shares Asset Coverage requirement and MRP Shares Basic Maintenance Amount and, in all material respects, the other provisions of these Articles Supplementary, and (ii) the payment in full of all accrued and unpaid dividends on the MRP Shares and the effectuation of all redemptions required in respect of the MRP Shares, in each case, without regard to the Special Proviso in Section 3(a)(iv) except to the extent the proceeds of the issuance of such Preferred Shares are used to pay such dividends in full and to effect all such redemptions);

(v) liquidate or dissolve the Company;

(vi) create, incur or suffer to exist, or agree to create, incur or suffer to exist, or consent to cause or permit in the future (upon the happening of a contingency or otherwise) the creation, incurrence or existence of any material lien, mortgage, pledge, charge, security interest, security agreement, conditional sale or trust receipt or other material encumbrance of any kind upon any of the Company’s assets as a whole, except (A) liens the validity of which are being contested in good faith by appropriate proceedings, (B) liens for taxes that are not then due and payable or that can be paid thereafter without penalty, (C) liens, pledges, charges, security interests, security agreements or other encumbrances arising in connection with any indebtedness senior to the MRP Shares or arising in connection with any futures contracts or options thereon, interest rate swap or cap transactions, forward rate transactions, put or call options, short sales of securities or other similar transactions, (D) liens, pledges, charges, security interests, security agreements or other encumbrances arising in connection with any indebtedness permitted under clause (vii) below and (E) liens to secure payment for services rendered, including, without limitation, services rendered by the Company’s custodian and the Paying Agent;

(vii) create, authorize, issue, incur or suffer to exist any indebtedness for borrowed money or any direct or indirect guarantee of such indebtedness for borrowed money or any direct or indirect guarantee of such indebtedness, except the Company may borrow and issue indebtedness as may be permitted by the Company’s investment restrictions or as may be permitted by the 1940 Act; provided, however, that transfers of assets by the Company subject to an obligation to repurchase shall not be deemed to be indebtedness for purposes of this provision to the extent that after any such transaction the Company meets the MRP Shares Basic Maintenance Amount;

(viii) create, authorize or issue of any shares of capital stock of the Company which are senior to the MRP Shares with respect to the payment of dividends, the making of redemptions, liquidation preference or the distribution of assets of the Company.

(g) The affirmative vote of the holders of a 1940 Act Majority of the Outstanding Preferred Shares, voting as a separate class, shall be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares or any action requiring a vote of security holders of the Company under Section 13(a) of the 1940 Act.

(h) The affirmative vote of the holders of a 1940 Act Majority of the MRP Shares, voting separately as a series, shall be required with respect to any matter that materially and adversely affects the rights, preferences, or powers of the MRP Shares in a manner different from that of other separate series of classes of the Company’s shares of capital stock. The vote of holders of any shares described in this Section 4(h) will in each case be in addition to a separate vote of the requisite percentage of Common Shares and/or Preferred Shares, if any, necessary to authorize the action in question.

(i) Unless otherwise required by law, Holders of MRP Shares shall not have any relative rights or preferences or other special rights other than those specifically set forth herein. The Holders of MRP Shares shall have no rights to cumulative voting.

(j) The foregoing voting provisions will not apply with respect to the MRP Shares if, at or prior to the time when a vote is required, such shares have been (i) redeemed or (ii) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

(k) Any vote, amendment, waiver, or consent granted or to be effected by any Holder of MRP Shares that has agreed to transfer such MRP Shares to the Company or any Affiliate of the Company and has agreed to provide such waiver, vote, amendment or modification as a condition to such transfer shall be void and of no effect except as to such Holder.

(l) So long as any of the Preferred Shares are Outstanding, the Company will not, without the affirmative vote of (1) the holders of a 1940 Act Majority of the outstanding Preferred Shares, voting as a separate class, and (2) the holders of a 1940 Act Majority of the holders of the MRP Shares, voting as a separate series, create, authorize or issue shares of any class of capital stock ranking senior to the Preferred Shares with respect to the payment of dividends or the distribution of assets, or any securities convertible into, or warrants, options or similar rights to purchase, acquire or receive, such shares of capital stock ranking senior to the Preferred Shares or reclassify any authorized shares of capital stock of the Company into any shares ranking senior to the Preferred Shares.

(m) The Holders of MRP Shares shall have exclusive voting rights on any Charter amendment that would alter the contract rights, as expressly set forth in the Charter, of only the MRP Shares.

Section 5. Liquidation Rights.

(a) Upon the dissolution, liquidation or winding up of the affairs of the Company, whether voluntary or involuntary, the Holders of MRP Shares then Outstanding, together with holders of shares of any Preferred Shares ranking on a parity with the MRP Shares upon dissolution, liquidation or winding up, shall be entitled to receive and to be paid out of the assets of the Company (or the proceeds thereof) available for distribution to its stockholders after satisfaction of claims of creditors of the Company, but before any distribution or payment shall be made in respect of the Common Shares, an amount equal to the liquidation preference with respect to such shares. The liquidation preference for MRP Shares shall be $25.00 per share, plus an amount equal to all accumulated dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full or a sum sufficient for the payment thereof is set apart with the Paying Agent. No redemption premium shall be paid upon any liquidation even if such redemption premium would be paid upon optional or mandatory redemption of the relevant shares. In determining whether a distribution (other than upon voluntary or involuntary liquidation), by dividend, redemption or otherwise, is permitted under the MGCL, amounts that would be needed, if the Company were to be dissolved at the time of distribution, to satisfy the liquidation preference of the MRP Shares will not be added to the Company’s total liabilities.

(b) If, upon any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the assets of the Company available for distribution among the holders of all outstanding Preferred Shares shall be insufficient to permit the payment in full to holders of the amounts to which they are entitled, then the available assets shall be distributed among the holders of all outstanding Preferred Shares ratably in any distribution of assets according to the respective amounts which would be payable on all the shares if all amounts thereon were paid in full.

(c) Upon the dissolution, liquidation or winding up of the affairs of the Company, whether voluntary or involuntary, until payment in full is made to the Holders of MRP Shares of the liquidation distribution to which they are entitled, (1) no dividend or other distribution shall be made to the holders of Common Shares or any other class of shares of capital stock of the Company ranking junior to MRP Shares upon dissolution, liquidation or winding up and (2) no purchase, redemption or other acquisition for any consideration by the Company shall be made in respect of the Common Shares or any other class of shares of capital stock of the Company ranking junior to MRP Shares upon dissolution, liquidation or winding up.

(d) A consolidation, reorganization or merger of the Company with or into any company, trust or other legal entity, or a sale, lease or exchange of all or substantially all of the assets of the

Company in consideration for the issuance of equity securities of another company, trust of other legal entity shall not be deemed to be a liquidation, dissolution or winding up, whether voluntary or involuntary, for the purposes of this Section 5.

(e) After the payment to the holders of Preferred Shares of the full preferential amounts provided for in this Section 5, the holders of Preferred Shares as such shall have no right or claim to any of the remaining assets of the Company.

(f) Subject to the rights of the holders of shares of any series or class or classes of stock ranking on a parity with MRP Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company, after payment shall have been made in full to the Holders of the MRP Shares as provided in paragraph (a) of this Section 5, but not prior thereto, any other series or class or classes of stock ranking junior to MRP Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company shall, subject to any respective terms and provisions (if any) applying thereto, be entitled to receive any and all assets remaining to be paid or distributed, and the Holders of the MRP Shares shall not be entitled to share therein.

Section 6. Certain Other Restrictions.

If the Rating Agency Guidelines require the Company to receive a prior written confirmation that certain actions would not impair the rating then assigned by the Rating Agency to the MRP Shares, then the Company will not engage in such actions unless it has received written confirmation from each such Rating Agency that such actions would not impair the rating then assigned by such Rating Agency.

Section 7. Compliance Procedures for Asset Maintenance Tests.

For so long as any MRP Shares are Outstanding and an NRSRO which so requires is then rating such shares, the Company shall deliver to each rating agency which is then rating MRP Shares and any other party specified in the Rating Agency Guidelines all certificates that are set forth in the respective Rating Agency Guidelines at such times and containing such information as set forth in the respective Rating Agency Guidelines.

Section 8. Notice.

All notices and communications provided for hereunder shall be in accordance with Section 18 of the Securities Purchase Agreement, except as otherwise provided in these terms of the MRP Shares or by the MGCL for notices of stockholders’ meetings.

Section 9. Waiver.

Without limiting Section 4(k) and Section 4(l) above, to the extent permitted by Maryland law, holders of a 1940 Act Majority of the outstanding Preferred Shares, acting collectively or voting separately from any other series, may by affirmative vote waive any provision hereof intended for their respective benefit in accordance with such procedures as may from time to time be established by the Board of Directors.

Section 10. Termination.

If no MRP Shares are Outstanding, all rights and preferences of such shares established and designated hereunder shall cease and terminate, and all obligations of the Company under these terms of the MRP Shares, shall terminate.

Section 11. Rating Agency Requests.

(a) In the event the Company has been requested by an NRSRO which is then rating the MRP Shares to take any action with respect to the MRP Shares to maintain the rating of such NRSRO thereon and such action would require the vote of the Holders of MRP Shares, if the Company shall give written notice of such request in reasonable detail of such action by the related NRSRO in writing to each Holder of MRP Shares in accordance with the requirements of Schedule A to the Securities Purchase Agreement, (but only by delivery by nationally recognized courier service of hard copies and only if such “courier” receives written acknowledgement of receipt by such Holder) (such notice being referred to as the “Company Request”), a Holder shall be deemed to have agreed to the matters requested by the Company in such Company Request if such Holder does not object to the Company Request within 30 days after receipt of the Company Request.

(b) Subject to the provisions of these terms of the MRP Shares, including Section 11(a), the Board of Directors may, by resolution duly adopted, without stockholder approval (except as otherwise provided by these terms of the MRP Shares or required by applicable law), modify these terms of the MRP Shares to reflect any modification hereto which the Board of Directors is entitled to adopt pursuant to the terms of Section 11(a) hereof.

Section 12. Definitions.

As used herein, the following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“ABR” means, for any day the sum of (a) the alternate rate of interest that has been selected or recommended by the Relevant Governmental Body as the replacement for LIBOR, for the applicable Corresponding Tenor, and (b) the Benchmark Replacement Adjustment, in effect on the related date when the Applicable Rate is determined which sum shall not be less than zero provided, that for purposes of clause (a), if such rate shall not exist, ABR shall mean the Federal Funds Rate (but not less than zero).

“Affiliate” means, at any time, and with respect to any Person, any other Person that at such time directly or indirectly through one or more intermediaries Controls, or is Controlled by, or is under common Control with, such first Person. As used in this definition, “Control” means the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of a Person, whether through the ownership of voting securities, by contract or otherwise. Unless the context otherwise clearly requires, any reference to an “Affiliate” is a reference to an Affiliate of the Company.

“Agency Discounted Value” means the quotient of the Market Value of an Eligible Asset divided by the applicable Rating Agency Discount Factor, provided that with respect to an Eligible Asset that is currently callable, Agency Discounted Value will be equal to the quotient as calculated above or the call price, whichever is lower, and that with respect to an Eligible Asset that is prepayable, Agency Discounted Value will be equal to the quotient as calculated above or the par value, whichever is lower.

“Applicable Rate” means for any Dividend Period, the rate per annum equal to Benchmark for such Dividend Period plus the Margin, as adjusted (if applicable) in accordance with Section 2(c)(i) hereof.

“Asset Coverage Cure Date” has the meaning set forth in Section 3(a)(iii).

“Available Tenor” means, as of any date of determination and with respect to the then-current Benchmark, as applicable, the three-month tenor for such Benchmark or payment period for interest calculated with reference to such Benchmark, as applicable.

“Basic Maintenance Amount” has the meaning set forth in such Rating Agency Guidelines.

“Benchmark” means, initially, LIBOR; provided that if a Benchmark Transition Event or an Early Opt-in Election, as applicable, and its related Benchmark Replacement Date have occurred with respect to LIBOR or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement to the extent that such Benchmark Replacement has replaced such prior benchmark rate.

“Benchmark Replacement” means, for the Available Tenor, the first alternative set forth in the order below that has been selected by the Floating Rate Required Holders and the Company for the applicable Benchmark Replacement Date:

(1)               the sum of: (a) the alternate benchmark rate that has been selected by the Floating Rate Required Holders and the Company as the replacement for the then-current Benchmark for the Corresponding Tenor giving due consideration to (i) any selection or recommendation of a replacement benchmark rate or the mechanism for determining such a rate by the Relevant Governmental Body or (ii) any evolving or then-prevailing market convention for determining a benchmark rate as a replacement for the then-current Benchmark for U.S. dollar-denominated note purchase agreements at such time and (b) the related Benchmark Replacement Adjustment; provided that if the Floating Rate Required Holders and the Company are not in agreement as to the replacement within 15 Business Days of any occurrence of a Benchmark Transition Event or an Early Opt-in Election, the alternative shall follow in the order below (if available);

(2)               the sum of: (a) Term SOFR and (b) the related Benchmark Replacement Adjustment; or

(3)               the sum of: (a) Daily Simple SOFR and (b) the related Benchmark Replacement Adjustment;

provided that, in the case of clause (2), such Unadjusted Benchmark Replacement is displayed on a screen or other information service that publishes such rate from time to time as selected by the Floating Rate Required Holders and the Company. If the Benchmark Replacement as determined pursuant to clause (1), (2) or (3) above would be less than the Floor, the Benchmark Replacement will be deemed to be the Floor for the purposes of this Agreement.

“Benchmark Replacement Adjustment” means, with respect to any replacement of the then current Benchmark with an Unadjusted Benchmark Replacement for any applicable Dividend Period and Available Tenor for any setting of such Unadjusted Benchmark Replacement:

(1)               for purposes of clauses (2) and (3) of the definition of “Benchmark Replacement,” the first alternative set forth in the order below that can be determined by the Floating Rate Required Holders in their reasonable discretion in consultation with the Company:

(a)	the spread adjustment, or method for calculating or determining such spread adjustment, (which may be a positive or negative value or zero) as of the Reference Time such Benchmark Replacement is first set for such Dividend Period that has been selected or recommended by the Relevant Governmental Body for the replacement of such Benchmark with the applicable Unadjusted Benchmark Replacement for the Corresponding Tenor;
(b)	the spread adjustment (which may be a positive or negative value or zero) as of the Reference Time such Benchmark Replacement is first set for such Dividend Period that would apply to the fallback rate for a derivative transaction referencing the ISDA Definitions to be effective upon an index cessation event with respect to such Benchmark for the Corresponding Tenor; and

(2)               for purposes of clause (1) of the definition of “Benchmark Replacement,” the spread adjustment, or method for calculating or determining such spread adjustment, (which may be a positive or negative value or zero) that has been selected by the Floating Rate Required Holders in their reasonable discretion in consultation with the Company for the Corresponding Tenor giving due consideration to (i) any selection or recommendation of a spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of such Benchmark with the applicable Unadjusted Benchmark Replacement by the Relevant Governmental Body on the applicable Benchmark Replacement Date or (ii) any evolving or then-prevailing market convention for determining a spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of such Benchmark with the applicable Unadjusted Benchmark Replacement for U.S. dollar-denominated note purchase agreements (or purchase agreements related to mandatory redeemable preferred shares);

provided that, in the case of clause (1) above, such adjustment is displayed on a screen or other information service that publishes such Benchmark Replacement Adjustment from time to time as selected by the Floating Rate Required Holders in their reasonable discretion in consultation with the Company.

“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including changes to the definition of “ABR,” the definition of “Applicable Rate,” the definition of “Business Day,” the definition of “Dividend Payment Date,” timing and frequency of determining rates and making payments of interest, timing of prepayment, conversion or continuation notices, length of payment delays, the applicability of breakage provisions and other technical, administrative or operational matters) that the Floating Rate Required Holders, in consultation with the Company, decide may be appropriate to reflect the adoption and implementation of such Benchmark Replacement and to permit the administration thereof by the Floating Rate Required Holders in a manner substantially consistent with market practice (or, if the Floating Rate Required Holders (or the Company) decide that adoption of any portion of such market practice is not administratively feasible or if the Floating Rate Required Holders determine that no market practice for the administration of such Benchmark Replacement exists, in such other manner of administration as the Floating Rate Required Holders decide is reasonably necessary in consultation with the Company in connection with the administration of this Agreement).

“Benchmark Replacement Date” means the earliest to occur of the following events with respect to the then-current Benchmark:

(1)               in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of such Benchmark (or the published component used in the calculation thereof) permanently or indefinitely ceases to provide the Available Tenor of such Benchmark (or such component thereof);

(2)               in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein; or

(3)               in the case of an Early Opt-in Election, the sixth (6th) Business Day after the date notice of such Early Opt-in Election is provided to the Company.

For the avoidance of doubt, (i) if the event giving rise to the Benchmark Replacement Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Replacement Date will be deemed to have occurred prior to the Reference Time for such determination and (ii) the “Benchmark Replacement Date” will be deemed to have occurred in the case of clause (1) or (2) with respect to any Benchmark upon the occurrence of the applicable event or events set forth therein with respect to the Available Tenor of such Benchmark (or the published component used in the calculation thereof).

“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark:

(1)               a public statement or publication of information by or on behalf of the administrator of such Benchmark (or the published component used in the calculation thereof) announcing that such administrator has ceased or will cease to provide the Available Tenor of such Benchmark (or such component thereof), permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Available Tenor of such Benchmark (or such component thereof);

(2)               a public statement or publication of information by the regulatory supervisor for the administrator of such Benchmark (or the published component used in the calculation thereof), the Board of Governors of the Federal Reserve System, the Federal Reserve Bank of New York, an insolvency official with jurisdiction over the administrator for such Benchmark (or such component), a resolution authority with jurisdiction over the administrator for such Benchmark (or such component) or a court or an entity with similar insolvency or resolution authority over the administrator for such Benchmark (or such component), which states that the administrator of such Benchmark (or such component) has ceased or will cease to provide the Available Tenor of such Benchmark (or such component thereof) permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Available Tenor of such Benchmark (or such component thereof); or

(3)               a public statement or publication of information by the regulatory supervisor for the administrator of such Benchmark (or the published component used in the calculation thereof) announcing that the Available Tenor of such Benchmark (or such component thereof) is no longer representative.

For the avoidance of doubt, a “Benchmark Transition Event” will be deemed to have occurred with respect to any Benchmark if a public statement or publication of information set forth above has occurred with respect to the Available Tenor of such Benchmark (or the published component used in the calculation thereof).

“Benchmark Unavailability Period” means the period (if any) (x) beginning at the time that a Benchmark Replacement Date pursuant to clauses (1) or (2) of that definition has occurred if, at such time, no Benchmark Replacement has replaced the then-current Benchmark for all purposes hereunder and (y) ending at the time that a Benchmark Replacement has replaced the then-current Benchmark for all purposes hereunder.

“Board of Directors” or “Board” means the Board of Directors of the Company or any duly authorized committee thereof as permitted by applicable law.

“Business Day” means (a) for the purposes of an optional redemption pursuant to Section 3(a)(i) only, any day other than a Saturday, a Sunday or a day on which commercial banks in New York City are required or authorized to be closed, and (b) for the purposes of any other provision of these Articles Supplementary, any day other than a Saturday, a Sunday or a day on which commercial banks in New York, New York, or Houston, Texas are required or authorized to be closed.

“Commission” means the United States Securities and Exchange Commission.

“Common Shares” means the shares of Common Stock, par value $.001 per share, of the Company.

“Corresponding Tenor” with respect to the Available Tenor means, as applicable, either a tenor (including overnight) or an interest payment period having approximately the same length (disregarding business day adjustment) as the Available Tenor.

“Daily Simple SOFR” means, for any day, SOFR, with the conventions for this rate (which will include a payment delay) being established by the Floating Rate Required Holders in accordance with the conventions for this rate selected or recommended by the Relevant Governmental Body for determining “Daily Simple SOFR” for business credit facilities; provided, that if the Floating Rate Required Holders or the Company decide that any such convention is not administratively feasible for the Floating Rate Required Holders or the Company, then the Floating Rate Required Holders may, in consultation with the Company, establish another convention in their reasonable discretion.

“Default” has the meaning set forth in Section 2(c)(ii) hereof.

“Default Period” has the meaning set forth in Section 2(c)(ii) hereof.

“Default Rate” means, with respect to the MRP Shares, for any calendar day, the Applicable Rate in effect on such day (without adjustment for any credit rating change on the MRP Shares) plus 5% per annum.

“Default Rate Cure Period” has the meaning set forth in Section 2(c)(iii) hereof.

“Dividend Default” has the meaning set forth in Section 2(c)(ii) hereof.

“Dividend Payment Date” with respect to the MRP Shares means the first (1st) Business Day of the month next following each Dividend Period.

“Dividend Period” means, with respect to the MRP Shares, the period from and including the Original Issue Date, and ending on and including the next following Quarterly Dividend Date, and each subsequent period from but excluding a Quarterly Dividend Date and ending on and including the next following Quarterly Dividend Date.

“Dividend Rate” has the meaning set forth in Section 2(c)(i) hereof.

“Early Opt-in Election” means, if the then-current Benchmark is LIBOR, the occurrence of:

(1)               a notification by the Floating Rate Required Holders to (or the request of the Company to the Floating Rate Required Holders to notify) each of the other parties hereto that at least five currently outstanding U.S. dollar-denominated note purchase agreements and/or articles supplementary (or its equivalent) related to U.S. dollar- denominated notes or mandatory redeemable preferred shares at such time contain (as a result of amendment or as originally executed) a SOFR-based rate (including SOFR, a term SOFR or any other rate based upon SOFR) as a benchmark rate (and such note purchase agreements (or its equivalent) are identified in such notice and are publicly available for review), and

(2)               the joint election by the Floating Rate Required Holders and Company to trigger a fallback from LIBOR and the provision by the Floating Rate Required Holders of written notice of such election to the Company.

“Early Redemption Premium” means with respect to the MRP Shares, the Floating Rate Premium, if any, plus an amount equal to the Floating Rate Breakage Amount, if any, for such MRP Shares. For the purposes of determining the Early Redemption Premium, the following term has the following meaning:

“Floating Rate Premium” means, with respect to the MRP Liquidation Preference Amount of any MRP Shares, if such MRP Shares are to be redeemed (i) on or prior to May 11, 2022 , 2.0% of such MRP Liquidation Preference Amount of the MRP Shares, (ii) after May 11, 2022 but on or prior to May 11, 2023, 1.0% of such MRP Liquidation Preference Amount of the MRP Shares, (iii) after May 11, 2023 but on or prior to May 11, 2024, 0.50% of such MRP Liquidation Preference Amount of the MRP Shares, and (iv) after May 11, 2024, 0% of such MRP Liquidation Preference Amount of the MRP Shares.

“Eligible Assets” means assets of the Company, if any, set forth in the Rating Agency Guidelines of each Rating Agency as eligible for inclusion in calculating the Agency Discounted Value of the Company’s assets in connection with the Rating Agency’s rating of any series of MRP Shares.

“Federal Funds Rate” means, for any day, the rate per annum calculated based on the previous day’s federal funds transactions by depository institutions and published by the Federal Reserve Bank of New York as the federal funds effective rate.

“Fitch” means Fitch Ratings and its successors at law.

“Floating Rate Breakage Amount” means with respect to any holder of MRP Shares the amount (if any) by which:

(a)               the dividend (excluding the Margin) which such holder should have received for the period from the date of receipt of a redemption of all or any portion of the

MRP Liquidation Preference Amount of its MRP Shares to the last day of the current Dividend Period in respect of that MRP Liquidation Preference Amount of its MRP Shares had the MRP Liquidation Preference Amount received been paid on the last day of that Dividend Period;

exceeds:

(b)               the amount which that holder would be able to obtain by placing an amount equal to the principal amount received by it on deposit with a leading bank in the London interbank market for a period starting on the Business Day following receipt or recovery and ending on the last day of the current Dividend Period;

Such holder shall reasonably, and applying standard and commercial practice, determine the Floating Rate Breakage Amount with respect to the MRP Liquidation Preference Amount of its MRP Share(s) then being redeemed (or required to be redeemed) by written notice to the Company setting forth such determination in reasonable detail not less than two (2) Business Days prior to the date of redemption. Where a holder fails to provide such notice the Floating Rate Breakage Amount shall be zero in respect of its MRP Shares.

“Floating Rate Required Holders” means, at any time, the holders of more than 50% of the aggregate MRP Liquidation Preference Amount of the MRP Shares at the time outstanding (exclusive of MRP Shares then owned by the Company or any of its Affiliates).

“Floor” means zero basis points.

“Holder” means, with respect to MRP Shares, the registered holder of MRP Shares as the same appears on the share ledger or share records of the Company.

“Investment” means any advance, loan, extension of credit or capital contribution to, or purchase any stock, bonds, notes, debentures or other securities of or any assets constituting a business unit of or any other investment in any Person.

“JPMorgan Credit Agreement” means that certain Fourth Amended and Restated Credit Agreement dated as of February 8, 2021 among the Company, the banks and other financial institutions parties thereto, and JPMorgan Chase Bank, N.A., as administrative agent for the financial institutions thereto, as amended, modified, supplemented, replaced or refinanced from time to time.

“Kayne Notes” shall mean the $84,515,438 in principal amount of the Company’s currently outstanding fixed rate senior unsecured notes and any additional series of such notes which may be issued from time to time by the Company.

“Level 3 Asset” means, at any time, any Investment of the Company (a) for which there are no Level 1 Inputs or Level 2 Inputs (in each case within the meaning of Topic ASC 820, Fair Value Measurements and Disclosures), or (b) the value of which is determined by reference to Level 3 Inputs (within the meaning of Topic ASC 820).

“Level 3 Asset Cure Date” has the meaning set forth in Section 3(a)(iii) hereof.

“Level 3 Asset Test” means, as of any date of determination, the aggregate value of all Level 3 Assets of the Company being equal to 30% or less of the aggregate amount of all assets of the Company determined in accordance with generally accepted accounting principles applicable to the Company.

“LIBOR” means, with respect to any MRP Shares for any Dividend Period, the rate per annum equal to:

(a)   the applicable Screen Rate at approximately 11:00 a.m., London time, two Business Days prior to the commencement of the applicable Dividend Period; or

(b)   other than upon the occurrence of a Benchmark Transition Event, if no Screen Rate is available for such Dividend Period, the Reference Bank Rate for Dollars and a three (3) month interest period determined as of 11:00 a.m. (London, England time) on the date of the commencement of such Dividend Period;

provided, that in no event shall LIBOR be less than 0.00%.

“Mandatory Redemption Date” has the meaning set forth in Section 3(a)(iv) hereof.

“Margin” means 1.75% (175 basis points).

“Market Value” means the market value of an asset of the Company determined as follows: Readily marketable portfolio securities listed on any exchange other than the NASDAQ are valued, except as indicated below, at the last sale price on the Business Day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the Business Day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more are valued by the Company using a pricing service. When price quotations are not available, fair market value will be based on prices of comparable securities. Fixed income securities maturing within 60 days are valued on an amortized cost basis. For securities that are privately issued or illiquid, as well as any other portfolio security held by the Company for which, in the judgment of the Company’s investment adviser, reliable market quotations are not readily available, the pricing service does not provide a valuation, or provides a valuation that in the judgment of that investment adviser is stale or does not represent fair value, valuations will be determined in a manner that most fairly reflects fair value of the security on the valuation date under procedures adopted by the Board of Directors of the Company.

“MGCL” has the meaning set forth in Section 1(e) hereof.

“MRP Liquidation Preference Amount” means, for the MRP Shares, liquidation preference, $25.00 per share.

“MRP Shares” means the Series I Mandatory Redeemable Preferred Shares of the Company.

“MRP Shares Asset Coverage” means asset coverage, as determined in accordance with Section 18(h) of the 1940 Act, as in effect on the date of issuance of the MRP Shares, of at least 225% with respect to all outstanding Senior Securities and Preferred Shares, including all outstanding MRP Shares, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination; provided, that for purposes of calculating total assets as used in such asset coverage test, the Company shall exclude the value of Level 3 Assets in excess of 20% of total assets.

“MRP Shares Basic Maintenance Amount” means, so long as a Ratings Agency is then rating any series of the Outstanding MRP Shares, the maintenance of Eligible Assets with an aggregate Discounted Value at least equal to the Basic Maintenance Amount, as separately determined; provided, however, (i) if no NRSRO is rating any series of the Outstanding MRP Shares or (ii) if the Ratings Agency does not incorporate the Basic Maintenance Amount in its Rating Agency Guidelines, the Company shall be deemed to have Eligible Assets with an aggregate Discounted Value in excess of the Basic Maintenance Amount for the purposes of this definition.

“1940 Act” means the Investment Company Act of 1940, as amended from time to time.

“1940 Act Majority” has the meaning set forth in Section 4(f) hereof.

“Notice of Redemption” is defined in Section 3(b).

“NRSRO” means any of DBRS, Inc., Fitch Ratings, Inc., Kroll Bond Rating Agency, Inc., Moody's Investors Service, Inc. or S&P Global Ratings, a division of S&P Global, or any of their successors at law.

“Original Issue Date” means May 11, 2021.

“Outstanding” or “outstanding” means, with respect to the MRP Shares as of any date, the MRP Shares theretofore issued by the Company except, without duplication, any MRP Shares theretofore canceled, redeemed or repurchased by the Company, or with respect to which the Company has given notice of redemption and irrevocably deposited with the Paying Agent sufficient funds to redeem such MRP Shares. Notwithstanding the foregoing, (A) for purposes of voting rights (including the determination of the number of shares required to constitute a quorum), any of the MRP Shares to which the Company or any Affiliate of the Company shall be the Holder shall be disregarded and not deemed outstanding, and (B) for purposes of determining the MRP Shares Basic Maintenance Amount, MRP Shares held by the Company shall be disregarded and not deemed outstanding but shares held by any Affiliate of the Company shall be deemed outstanding.

“Parity Shares” shall have the meaning set forth in Section 3(i) hereof.

“Paying Agent” shall have the meaning set forth in the Securities Purchase Agreement.

“Person” or “person” means and includes an individual, a corporation, a partnership, a trust, a company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Preferred Shares” means the shares of Preferred Stock, par value $0.001 per share, including the MRP Shares, of the Company from time to time.

“Quarterly Dividend Date” means the last day of each February, the 31st of each May, the 31st of each August and the 30th of each November.

“Rating Agency” means each NRSRO then providing a rating for any series of MRP Shares.

“Rating Agency Discount Factor” means the discount factors, if any, set forth in the Rating Agency Guidelines of each Rating Agency for use in calculating the Agency Discounted Value of the Company’s assets in connection with the Rating Agency’s rating of any series of MRP Shares.

“Rating Agency Guidelines” means the guidelines provided by each Rating Agency, as may be amended from time to time, in connection with such Rating Agency’s rating of any series of MRP Shares.

“Redemption Date” has the meaning set forth in Section 2(c)(ii) hereof.

“Redemption Default” has the meaning set forth in Section 2(c)(ii) hereof.

“Reference Bank Rate” means the arithmetic mean of the rates (rounded upward to four decimal places) as supplied to the Company at its request as of the specified time and date as set forth in clause (b) of the definition of LIBOR quoted by the Reference Banks to lending banks in the London interbank market (and agreed to by the Floating Rate Required Holders).

“Reference Banks” means the principal London offices of three banks as may be appointed by the Floating Rate Required Holders in consultation with the Company. If a Reference Bank does not supply a quotation by the specified time and date as set forth in clause (b) of the definition of LIBOR, the applicable LIBOR shall be determined on the basis of the quotations of the remaining Reference Banks.

“Reference Time” with respect to any setting of the then-current Benchmark means (1) if such Benchmark is LIBOR, 11:00 a.m. (London time) on the day that is two London banking days preceding the date of such setting, and (2) if such Benchmark is not LIBOR, the time determined by the Floating Rate Required Holders and the Company in their reasonable discretion.

“Relevant Governmental Body” means the Board of Governors of the Federal Reserve System or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Board of Governors of the Federal Reserve System or the Federal Reserve Bank of New York, or any successor thereto.

“Restricted Payment Covenant” has the meaning set forth in Section 4(f)(iii) hereof.

“Screen Rate” means the London Interbank Offered Rate published by ICE Benchmark Administration Limited (or any other Person which takes over the administration of that rate) for Dollars and a three (3)-month interest period, displayed on the appropriate page of the Bloomberg or Reuters screen as the rate for Dollar deposits with a maturity comparable to such Floating Interest Period. If the agreed page is replaced or service ceases to be available, the Company (with the agreement of the Floating Rate Required Holders) may specify another page or service displaying the appropriate rate.

“Securities Purchase Agreement” means the Securities Purchase Agreement dated May 11, 2021, as amended from time to time, of the Company in respect of the MRP Shares.

“Senior Securities” means indebtedness for borrowed money of the Company including, without limitation, the Kayne Notes, bank borrowings and (without duplication) other indebtedness of the Company within the meaning of Section 18 of the 1940 Act.

“SOFR” means, with respect to any Business Day, a rate per annum equal to the secured overnight financing rate for such Business Day published by the SOFR Administrator on the SOFR Administrator’s Website on the immediately succeeding Business Day.

“SOFR Administrator” means the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate).

“SOFR Administrator’s Website” means the website of the Federal Reserve Bank of New York, currently at http://www.newyorkfed.org, or any successor source for the secured overnight financing rate identified as such by the SOFR Administrator from time to time.

“Special Proviso” shall have the meaning set forth in Section 3(a)(iv).

“Term Redemption Date” means June 1, 2026.

“Term SOFR” means, for the Corresponding Tenor as of the applicable Reference Time, the forward-looking term rate based on SOFR that has been selected or recommended by the Relevant Governmental Body.

“Unadjusted Benchmark Replacement” means the applicable Benchmark Replacement excluding the related Benchmark Replacement Adjustment.

“Valuation Date” means every Friday, or, if such day is not a Business Day, the next preceding Business Day; provided, however, that the first Valuation Date may occur on any other date established by the Company; provided, further, however, that such first Valuation Date shall be not more than one week from the date on which MRP Shares initially are issued.

“Voting Period” shall have the meaning set forth in Section 4(b) hereof.

Section 13. Interpretation.

References to sections, subsections, clauses, sub-clauses, paragraphs and subparagraphs are to such sections, subsections, clauses, sub-clauses, paragraphs and subparagraphs contained herein, unless specifically identified otherwise.

Second: The MRP Shares have been classified and designated by the Board of Directors under the authority contained in the Charter.

Third: These Articles Supplementary have been approved by the Board of Directors in the manner and by the vote required by law.

Fourth: These Articles Supplementary shall be effective at 9:00 a.m., Eastern time, on May 11, 2021.

Fifth: The undersigned Chief Financial Officer of the Company acknowledges these Articles Supplementary to be the corporate act of the Company and, as to all matters or facts required to be verified under oath, the undersigned Chief Financial Officer acknowledges that, to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[Signature Page Follows]

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